
[Cover Page]

Semiannual Report May 31,2001

Oppenheimer Select Managers
QM Active Balanced Fund

/LOGO/OppenheimerFunds/f/
The Right Way to Invest

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OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

OBJECTIVE
OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND seeks income and long-term growth of capital.

NARRATIVE BY JIM SCOTT, MARK STUMPP AND MICHAEL LILLARD, PORTFOLIO MANAGERS
Since inception on February 16, 2001 through the end of the period on May 31, 2001, the Fund has performed well, keeping pace with its blended benchmark of stocks, bonds and money market securities. During an exceptionally challenging and volatile time for the U.S. economy and stock market, the Fund managed to garner returns comparable to those of the broad equity market, while limiting downside risk with high quality fixed income securities.

February and March proved rocky for the equity markets, as investors heard of deteriorating economic indicators, falling consumer confidence and major layoffs in technology-related firms. In an attempt to jumpstart the national economy, the Federal Reserve Board lowered interest rates twice in January and once in March, for a total cut of 150 basis points. However, after a short spike following each interest rate cut, the equity markets slumped once again.

In the volatile high technology sector, virtually every firm slashed its earnings forecasts. Other sectors suffered as companies sharply reduced their profit expectations. Most equity indices fell, reflecting investors' concerns with companies' eroding fundamentals. In April and May, however, investors were encouraged by widespread hints of market stabilization. The Fed also cut interest rates two more times, each by an additional 50 basis points, buoying stock valuations and lowering companies' cost of borrowing.

Against this backdrop, we successfully pursued our strategy of taking advantage of both stock market returns and bond market stability. To determine the proper balance between equity and fixed income holdings, we use a longstanding, proven quantitative model (QM).We strive to add the most value to the Fund's long-term performance by our active allocation decisions between these asset classes.

Our stocks are diversified over a wide range of industry sectors, and comprise both value and growth investment styles.To narrow our selection of eligible stocks, we first rank the broad universe represented by the Russell 3000 Index,
(1) based on earnings growth.Then, we identify opportunities according to criteria determined by investment style.We evaluate value (or "slow-growth") equities, based on valuation measures, such as price-to-earnings (stock price divided by the company's annual earnings per share) and price-to-book (stock price divided by the company's book value) ratios. For high growth securities, we consider positive earnings revisions and surprises.Taking the benchmark's allocations as our point of departure, we construct our portfolio to maintain substantially similar characteristics. At the same time, we apply informed judgment to adjust specific weightings, striving to add value through superior risk-adjusted returns.

The bond portion of the Fund generally comprises high quality fixed income securities that we believe will perform well in the current environment, rather than trying to anticipate the direction of interest rates.We can invest anywhere from 25% to 60% of the portfolio in investment-grade debt, and 40% to 75% in stocks; the balance is in money market instruments and cash.

We began the reporting period with a 35% weighting in bonds, 57% in stocks and 2% in money market securities. We ended with about 27% in fixed income, 68% in equities and 5% in money market holdings.The bond portion of our portfolio focused on Treasury securities, which offered attractive yields and benefited from a general rise in bonds as equities declined. More to our purpose, these bonds provided a high level of stability in an uncertain economic environment.

The equity portion of our portfolio performed in line with the S&P 500 Index, lagging slightly because of a few high-tech holdings that lost substantial ground during the period.We reaped positive returns, however, from selected stocks.These included a large alternative power provider that benefited from heightened electricity demand during the period, and a semiconductor manufacturer whose high performance graphics chips have helped it increase its already considerable market share.

We took advantage of the weakness in stock prices to gradually increase our exposure to equities in favor of bonds. Our asset allocation model looks closely at valuations, and falling stock prices during the period made this asset class particularly attractive.


2 Oppenheimer Select Managers QM Active Balanced Fund

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OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

Historically, buying opportunities arise during intervals of economic weakness, and we feel that the current period presents another great opportunity. Although the industrial and technology sectors have faced substantial difficulties over the past few months, we are optimistic for the long-term prospects of the broad
U.S. stock market.While many sectors are experiencing slow growth, we feel that investors' expectations are low--implying that they could be pleasantly surprised. In addition, valuations seem to be steadily improving. These factors, in our view, add up to a promising outlook for the equity market, which is why we have expanded our allocation to the maximum for this asset class. Our careful balance of risk and reward, plus our ability to quickly shift that balance to anticipate changing conditions, makes Oppenheimer Select Managers QM Active
Balanced Fund an important part of The Right Way to Invest.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT
GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND
INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT
INVESTED.

1. The Russell 3000 Index is a market indicator comprising the 3,000 largest companies in the United States.

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--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                                  May 31, 2001 Unaudited

                                                                                                                     MARKET VALUE
                                                                                                SHARES                 SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 67.6%
--------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                       100                  $  3,751
--------------------------------------------------------------------------------------------------------------------------------
Crompton Corp.                                                                                    100                     1,083
--------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                  200                     7,162
--------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                                                                   300                    13,920
--------------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                                   100                     2,776
                                                                                                                 ---------------
                                                                                                                         28,692
--------------------------------------------------------------------------------------------------------------------------------
METALS - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                                                       400                    17,260
--------------------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                                                      400                     4,600
                                                                                                                 ---------------
                                                                                                                         21,860
--------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Pactiv Corp.                                                          (1)                         100                     1,375
--------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                  200                    11,442
                                                                                                                 ---------------
                                                                                                                         12,817
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 7.6%
--------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                        400                    25,156
--------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                            300                    23,256
--------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                             300                    11,487
--------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                          (1)                         300                     8,931
                                                                                                                 ---------------
                                                                                                                         68,830
--------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.4%
--------------------------------------------------------------------------------------------------------------------------------
C-Cube Microsystems, Inc.                                             (1)                         100                     1,460
--------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                              200                    13,542
--------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            2,800                   137,200
--------------------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                      100                     4,700
--------------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.                                          (1)                         600                    12,360
                                                                                                                 ---------------
                                                                                                                        169,262
--------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Applied Industrial Technologies, Inc.                                                           1,000                    18,100
--------------------------------------------------------------------------------------------------------------------------------
Wallace Computer Services, Inc.                                                                   600                    10,284
                                                                                                                 ---------------
                                                                                                                         28,384
--------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.2%
--------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co.                                               (1)                         100                     7,010
--------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.                                                                                     100                     6,298
--------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                     100                     4,840
--------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co.                                                                                100                     4,935
--------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc.                                    (1)                         200                     8,980
--------------------------------------------------------------------------------------------------------------------------------
National Service Industries, Inc.                                                                 300                     7,605
--------------------------------------------------------------------------------------------------------------------------------
Oakley, Inc.                                                          (1)                         300                     7,530
--------------------------------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc.                                            (1)                         100                     4,406
--------------------------------------------------------------------------------------------------------------------------------
Sanmina Corp.                                                         (1)                         500                    13,530
--------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                        500                     8,850
--------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                           600                    34,470
--------------------------------------------------------------------------------------------------------------------------------
Zygo Corp.                                                            (1)                         100                     2,940
                                                                                                                 ---------------
                                                                                                                        111,394
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STATEMENT OF INVESTMENTS                                                                                     Unaudited/Continued

                                                                                                                     MARKET VALUE
                                                                                                SHARES               SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Communication Services - 3.4%
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 2.5%
--------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                                      1,200                $   25,404
--------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc.                                                           (1)                         200                     3,240
--------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                                             (1)                         400                    23,200
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.                                                          300                    11,022
--------------------------------------------------------------------------------------------------------------------------------
Sprint Corp. (Fon Group)                                                                          500                    10,155
--------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                      700                    38,395
--------------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc.                                                        (1)                         800                    14,272
                                                                                                                 ---------------
                                                                                                                        125,688
--------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                                   300                    12,369
--------------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                          800                    34,440
                                                                                                                 ---------------
                                                                                                                         46,809
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.                                   (1)                         164                       689
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 5.7%
--------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                                          400                     5,260
--------------------------------------------------------------------------------------------------------------------------------
Dana Corp.                                                                                        100                     2,152
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                    200                     4,870
--------------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                              300                    17,070
--------------------------------------------------------------------------------------------------------------------------------
St. Joe Co. (The)                                                                                 300                     7,767
--------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp.                                                                            800                    14,760
                                                                                                                 ---------------
                                                                                                                         51,879
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
CDI Corp.                                                             (1)                       1,200                    20,040
--------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                         (1)                         100                     1,918
--------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                               100                     9,308
                                                                                                                 ---------------
                                                                                                                         31,266
--------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                    200                     5,646
--------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                             200                     9,394
--------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                               200                     9,472
--------------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.                                                                        800                    18,280
                                                                                                                 ---------------
                                                                                                                         42,792
--------------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                       200                     8,586
--------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                (1)                         100                     3,891
--------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                                                            200                     3,264
--------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.                                                          (1)                         300                    18,465
--------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                         300                     9,810
--------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The), Cl. A                                (1)                         200                     6,650
--------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                               300                    11,964
--------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                             400                    20,700
                                                                                                                 ---------------
                                                                                                                         74,744
--------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 1.6%
--------------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                       (1)                         300                    11,025
--------------------------------------------------------------------------------------------------------------------------------
American Greetings Corp., Cl. A                                                                   400                     5,016
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STATEMENT OF INVESTMENTS                                                                                     Unaudited/Continued

                                                                                                                     MARKET VALUE
                                                                                                SHARES               SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Retail:  Specialty Continued
--------------------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                                                              800                $   15,960
--------------------------------------------------------------------------------------------------------------------------------
Copart, Inc.                                                          (1)                         200                     4,800
--------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                  400                    19,716
--------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                                 100                     4,110
--------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                      400                    15,120
--------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                    100                     3,346
                                                                                                                 ---------------
                                                                                                                         79,093
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 7.0%
--------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                         200                     8,800
--------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                               200                     9,480
--------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                     600                    26,856
                                                                                                                 ---------------
                                                                                                                         45,136
--------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special                                          (1)                         100                     4,096
--------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                                 800                    25,296
--------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                  100                     3,028
--------------------------------------------------------------------------------------------------------------------------------
Pixar, Inc.                                                           (1)                         300                    12,429
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                   (1)                         300                    17,292
                                                                                                                 ---------------
                                                                                                                         58,045
--------------------------------------------------------------------------------------------------------------------------------
FOOD - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
Campbell Soup Co.                                                                                 300                     8,862
--------------------------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                                               100                     2,085
--------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                               200                     8,472
--------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                  200                     8,662
--------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                    400                     7,536
--------------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                       400                    11,892
--------------------------------------------------------------------------------------------------------------------------------
Unilever NV, NY Shares                                                                            300                    16,677
--------------------------------------------------------------------------------------------------------------------------------
Wrigley William Jr. Co.                                                                           200                     9,606
                                                                                                                 ---------------
                                                                                                                         73,792
--------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc.                                                                                 400                    11,480
--------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                         200                    10,980
--------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                         (1)                         300                    15,195
--------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                 1,200                    18,672
--------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                      300                    12,057
                                                                                                                 ---------------
                                                                                                                         68,384
--------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                             300                    16,992
--------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                              300                    18,135
--------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                              400                    25,696
                                                                                                                 ---------------
                                                                                                                         60,823
--------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                                                                          700                    35,987
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - 5.1%
--------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                       (1)                         100                     7,500
--------------------------------------------------------------------------------------------------------------------------------
Marine Drilling Cos., Inc.                                            (1)                         200                     5,200


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STATEMENT OF INVESTMENTS                                                                                     Unaudited/Continued

                                                                                                                     MARKET VALUE
                                                                                                SHARES               SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Energy Services Continued
--------------------------------------------------------------------------------------------------------------------------------
Nabors Industries, Inc.                                               (1)                         300                $   15,255
--------------------------------------------------------------------------------------------------------------------------------
National-Oilwell, Inc.                                                (1)                         200                     6,900
--------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                            (1)                         200                     5,890
--------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                             (1)                         100                     7,770
--------------------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc.                                       (1)                         100                     5,637
                                                                                                                 ---------------
                                                                                                                         54,152
--------------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 3.7%
--------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                                                100                     8,564
--------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                          100                     6,261
--------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                     100                     4,152
--------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                     200                    19,210
--------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. B                                                                               300                     9,360
--------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                               1,100                    97,625
--------------------------------------------------------------------------------------------------------------------------------
Phillips Petroleum Co.                                                                            100                     6,474
--------------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                      100                     3,900
--------------------------------------------------------------------------------------------------------------------------------
Texaco, Inc.                                                                                      200                    14,280
--------------------------------------------------------------------------------------------------------------------------------
Tosco Corp.                                                                                       100                     4,994
--------------------------------------------------------------------------------------------------------------------------------
USX-Marathon Group, Inc.                                                                          400                    12,940
                                                                                                                 ---------------
                                                                                                                        187,760
--------------------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                              200                    12,196
--------------------------------------------------------------------------------------------------------------------------------
Varco International, Inc.                                             (1)                         100                     2,409
                                                                                                                 ---------------
                                                                                                                         14,605
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 11.3%
--------------------------------------------------------------------------------------------------------------------------------
BANKS - 3.1%
--------------------------------------------------------------------------------------------------------------------------------
Associated Banc-Corp.                                                                             100                     3,465
--------------------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                           100                     5,590
--------------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                                    100                     5,690
--------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                                               200                    11,774
--------------------------------------------------------------------------------------------------------------------------------
First Tennessee National Corp.                                                                    100                     3,560
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                           500                    24,575
--------------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                           300                     7,134
--------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                                      200                    13,850
--------------------------------------------------------------------------------------------------------------------------------
SouthTrust Corp.                                                                                  400                     9,988
--------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                              200                    12,284
--------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                    1,006                    22,434
--------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                    100                     6,735
--------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                                                   600                    28,248
                                                                                                                 ---------------
                                                                                                                        155,327
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 5.1%
--------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                              200                     8,424
--------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp.                                                     (1)                         300                    15,660
--------------------------------------------------------------------------------------------------------------------------------
C.I.T. Group, Inc., Cl. A                                                                         200                     7,940
--------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 1,500                    76,875
--------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                                                 300                    10,758
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                        400                    32,976
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                       300                    19,860
--------------------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                                     200                    13,132
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STATEMENT OF INVESTMENTS                                                                                     Unaudited/Continued

                                                                                                                    MARKET VALUE
                                                                                                SHARES              SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Continued
--------------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc.                                                 (1)                         300               $    12,036
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                    100                     7,161
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                         300                    19,491
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                                  400                    26,004
--------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                        200                     5,424
                                                                                                                 ---------------
                                                                                                                        257,789
--------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.5%
--------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                    300                    13,506
--------------------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                            200                     9,046
--------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                800                    64,800
--------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                       200                    13,798
--------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                     400                    12,740
--------------------------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc.                                                                               200                    10,120
                                                                                                                 ---------------
                                                                                                                        124,010
--------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                                                                       100                     4,633
--------------------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                           750                    26,715
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 9.1%
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 7.3%
--------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                               100                     5,198
--------------------------------------------------------------------------------------------------------------------------------
ALZA Corp., Cl. A                                                     (1)                         200                     9,430
--------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                      100                     6,330
--------------------------------------------------------------------------------------------------------------------------------
Biogen, Inc.                                                          (1)                         200                    12,062
--------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                          500                    27,120
--------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp.                                            (1)                         300                     6,951
--------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                                             (1)                         300                    22,218
--------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division)                                      (1)                         200                    21,388
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                 500                    48,475
--------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                                 500                    42,350
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                 800                    58,392
--------------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                                          200                     6,362
--------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                    1,800                    77,202
--------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                             300                    12,585
--------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                          200                    11,500
                                                                                                                 ---------------
                                                                                                                        367,563
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 1.8%
--------------------------------------------------------------------------------------------------------------------------------
Advance PCS                                                           (1)                         200                    12,182
--------------------------------------------------------------------------------------------------------------------------------
Albany Molecular Research, Inc.                                       (1)                         200                     6,852
--------------------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                            200                     6,152
--------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                        200                     9,876
--------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                                                      200                     8,934
--------------------------------------------------------------------------------------------------------------------------------
Caremark RX, Inc.                                                     (1)                         700                    11,396
--------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp.                                                     (1)                         100                     1,270
--------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                               (1)                         100                    12,361
--------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                                                (1)                         100                     6,152
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                (1)                         300                    13,647
                                                                                                                 ---------------
                                                                                                                         88,822
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STATEMENT OF INVESTMENTS                                                                                     Unaudited/Continued

                                                                                                                     MARKET VALUE
                                                                                                SHARES               SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Technology - 11.2%
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.4%
--------------------------------------------------------------------------------------------------------------------------------
Cabletron Systems, Inc.                                               (1)                         200                $    3,882
--------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.                                                                             300                     4,797
--------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                               400                    11,728
--------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                             600                    67,080
--------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A                                    (1)                         100                     6,199
--------------------------------------------------------------------------------------------------------------------------------
Mercury Computer Systems, Inc.                                        (1)                         300                    14,310
--------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.                                               (1)                         500                     9,300
--------------------------------------------------------------------------------------------------------------------------------
Pixelworks, Inc.                                                      (1)                         100                     2,516
                                                                                                                 ---------------
                                                                                                                        119,812
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                                   100                     5,374
--------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                                  200                    13,122
--------------------------------------------------------------------------------------------------------------------------------
West Corp.                                                            (1)                         400                    11,232
                                                                                                                 ---------------
                                                                                                                         29,728
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.7%
--------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                 (1)                       1,400                    73,122
--------------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc.                                                    (1)                         500                    11,950
--------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.                                                  (1)                         600                    14,340
--------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                           300                     8,508
--------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                     200                    12,250
--------------------------------------------------------------------------------------------------------------------------------
MatrixOne, Inc.                                                       (1)                         100                     1,850
--------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       (1)                       1,100                    76,098
--------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                                        (1)                         400                    22,752
--------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.                                                (1)                         200                    13,182
                                                                                                                 ---------------
                                                                                                                        234,052
--------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                   (1)                       1,000                    19,260
--------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                     (1)                         100                     8,850
--------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                         700                     5,516
--------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                        (1)                         100                     6,074
--------------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                          100                     5,251
--------------------------------------------------------------------------------------------------------------------------------
UTStarcom, Inc.                                                       (1)                         100                     2,353
--------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.                                                          (1)                         400                     6,968
                                                                                                                 ---------------
                                                                                                                         54,272
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.4%
--------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc.                                               (1)                         300                     7,554
--------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                                                                       300                     7,392
--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                     1,700                    45,917
--------------------------------------------------------------------------------------------------------------------------------
Intersil Holding Corp.                                                (1)                         100                     3,259
--------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                           300                    14,400
--------------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc.                                               (1)                         100                     3,750
--------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                    400                     5,880
--------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                          (1)                         200                     5,304
--------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.                                                          (1)                         300                    25,683
                                                                                                                 ---------------
                                                                                                                        119,139
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STATEMENT OF INVESTMENTS                                                                                    Unaudited/Continued

                                                                                                                     MARKET VALUE
                                                                                           SHARES                    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.6%
--------------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                                             (1)                         600                $   23,394
--------------------------------------------------------------------------------------------------------------------------------
Arkansas Best Corp.                                                   (1)                         300                     6,450
--------------------------------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc.                                                                             400                    19,048
--------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                            200                     4,000
                                                                                                                 ---------------
                                                                                                                         52,892
--------------------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                300                     9,321
--------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                               200                    11,500
--------------------------------------------------------------------------------------------------------------------------------
Yellow Corp.                                                          (1)                         300                     5,718
                                                                                                                 ---------------
                                                                                                                         26,539
--------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 4.3%
--------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.0%
--------------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                                 100                     5,020
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.                                                         (1)                         500                    24,650
--------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                     300                    10,605
--------------------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                          100                     6,630
--------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                                 600                    27,432
--------------------------------------------------------------------------------------------------------------------------------
Edison International                                                                              200                     2,166
--------------------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                                     200                     8,640
--------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                                 300                     9,195
--------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                   100                     5,825
--------------------------------------------------------------------------------------------------------------------------------
KeySpan Corp.                                                                                     200                     7,984
--------------------------------------------------------------------------------------------------------------------------------
Mirant Corp.                                                          (1)                          79                     3,104
--------------------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp.                                                                              200                     7,878
--------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                         200                    11,942
--------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                              300                    13,824
--------------------------------------------------------------------------------------------------------------------------------
Southern Co.                                                                                      200                     4,708
                                                                                                                 ---------------
                                                                                                                        149,603
--------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc.                                                                                      400                    19,720
--------------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                     200                    12,180
--------------------------------------------------------------------------------------------------------------------------------
Enron Corp.                                                                                       200                    10,582
--------------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                    300                     9,390
--------------------------------------------------------------------------------------------------------------------------------
Western Gas Resources, Inc.                                                                       100                     3,810
--------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                                         200                     7,880
                                                                                                                 ---------------
                                                                                                                         63,562
                                                                                                                 ---------------
Total Common Stocks (Cost $3,336,387)                                                                                 3,380,023

                                                                                           PRINCIPAL
                                                                                           AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Obligations - 27.1%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 6/14/01                                                               $  10,000                     9,986
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.50%, 11/15/26                                                          100,000                   107,160
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5%, 2/15/11                                                                                   100,000                    97,008
5.75%, 11/15/05                                                                             1,000,000                 1,031,303
6.875%, 5/15/06                                                                               100,000                   107,989
                                                                                                                 ---------------
Total U.S. Government Obligations (Cost $1,364,456)                                                                   1,353,446


10  Oppenheimer Select Managers QM Active Balanced Fund

--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                                   Unaudited/Continued


                                                                                           PRINCIPAL                 MARKET VALUE
                                                                                           AMOUNT                    SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 5.2%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets,
Inc., 4%, dated 5/31/01, to be repurchased at $262,029
on 6/1/01, collateralized by U.S. Treasury Bonds,
7.125%-9.125%, 5/15/09-2/15/23, with a value of
$58,855 and U.S. Treasury Nts., 5.625%-7.875%,
12/31/01-8/15/09, with a value of $208,585  (Cost $262,000)                                $  262,000                   262,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $4,962,843)                                                   99.9%                 4,995,469
--------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                  0.1                      6,190
                                                                                      ----------------         -----------------

NET ASSETS                                                                                     100.0%                $5,001,659
                                                                                      ================         =================


1.  Non-income-producing security.

See accompanying Notes to Financial Statements.








11  Oppenheimer Select Managers QM Active Balanced Fund

----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                                        May 31, 2001 Unaudited



----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $4,962,843) - see accompanying statement                                                   $4,995,469
----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                          846
----------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                                                      9,886
Other                                                                                                                         580
                                                                                                              --------------------
Total assets                                                                                                            5,006,781

----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Distribution and service plan fees                                                                                          3,300
Registration and filing fees                                                                                                1,259
Transfer and shareholder servicing agent fees                                                                                  25
Other                                                                                                                         538
                                                                                                              --------------------
Total liabilities                                                                                                           5,122

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                             $5,001,659
                                                                                                              ====================

----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                        $5,054,583
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                          16,085
----------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                                 (101,635)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                                                 32,626
                                                                                                              --------------------
NET ASSETS                                                                                                             $5,001,659
                                                                                                              ====================




12  Oppenheimer Select Managers QM Active Balanced Fund

----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                               May 31, 2001 Unaudited/Continued



----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$4,962,466 and 501,643 shares of beneficial interest outstanding)                                                           $9.89
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                                $10.49

----------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,800
and 1,703 shares of beneficial interest outstanding)                                                                        $9.86

----------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $20,346
and 2,061 shares of beneficial interest outstanding)                                                                        $9.87

----------------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,057
and 107 shares of beneficial interest outstanding)                                                                          $9.88

----------------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $990 and 100 shares of beneficial interest outstanding)                                                       $9.90



See accompanying Notes to Financial Statements.



13  Oppenheimer Select Managers QM Active Balanced Fund


----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                                     For the Period from February 16, 2001
                                                                                (inception of offering) to May 31, 2001 Unaudited



----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                                  $24,335
----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $76)                                                                        12,926
                                                                                                              --------------------
Total income                                                                                                               37,261

----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                            12,632
----------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                     3,290
Class B                                                                                                                        23
Class C                                                                                                                        15
Class N                                                                                                                         2
----------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                        71
----------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                                 2,325
----------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                                1,259
----------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                        877
----------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                         682
                                                                                                              --------------------
Total expenses                                                                                                             21,176

----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                      16,085

----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                                              (102,344)
Closing of futures contracts                                                                                                  709
                                                                                                              --------------------
Net realized loss                                                                                                        (101,635)

----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                                                       32,626
                                                                                                              --------------------
Net realized and unrealized loss                                                                                          (69,009)

----------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     ($52,924)
                                                                                                              ====================


See accompanying Notes to Financial Statements.




14  Oppenheimer Select Managers QM Active Balanced Fund


----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                                     PERIOD ENDED
                                                                                                                   MAY 31, 2001(1)
                                                                                                                        UNAUDITED
----------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                                                     $16,085
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                                 (101,635)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                       32,626
                                                                                                              --------------------
Net decrease in net assets resulting from operations                                                                      (52,924)

----------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                                                                 5,001,409
Class B                                                                                                                    15,010
Class C                                                                                                                    19,115
Class N                                                                                                                     1,049
Class Y                                                                                                                        --

----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                          4,983,659
----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                        18,000(2)
                                                                                                              --------------------
End of period (including accumulated net investment
income of $16,085 for the period ended May 31, 2001)                                                                   $5,001,659
                                                                                                              ====================


1.  For the period from February 16, 2001 (inception of offering) to May 31,
2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

See accompanying Notes to Financial Statements.




15  Oppenheimer Select Managers QM Active Balanced Fund



FINANCIAL HIGHLIGHTS Unaudited

                                                CLASS A          CLASS B          CLASS C           CLASS N          CLASS Y
                                                ------------------------------------------------------------------------------------
                                                PERIOD ENDED     PERIOD ENDED     PERIOD ENDED      PERIOD ENDED     PERIOD ENDED
                                                MAY 31, 2001(1)  MAY 31, 2001(1)  MAY 31, 2001(1)   MAY 31, 2001(2)  MAY 31, 2001(1)
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                 $10.00           $10.00           $10.00             $9.75           $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .03              .01               -- (3)           .02              .04
Net realized and unrealized gain (loss)                (.14)            (.15)            (.13)              .11             (.14)
                                            ---------------- ---------------- ----------------  ---------------- ----------------
Total income (loss) from investment
operations                                             (.11)            (.14)            (.13)              .13             (.10)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $9.89            $9.86            $9.87             $9.88            $9.90
                                            ================ ================ ================  ================ ================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(4)                   (1.10)%          (1.40)%          (1.30)%           1.33%            (1.00)%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)             $4,962              $17              $20                $1               $1
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $4,654               $8               $5                $1               $1
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment income                                 1.20%            0.48%            0.49%             0.79%            1.39%
Expenses                                              1.58%            2.32%            2.36%             2.11%            1.32%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  9%               9%               9%                9%               9%


1.  For the period from February 16, 2001 (inception of offering) to May 31,
2001.
2.  For the period from March 1, 2001 (inception of offering) to May 31, 2001.
3.  Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.








16  Oppenheimer Select Managers QM Active Balanced Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited

1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers QM Active Balanced Fund (the Fund), a series of Oppenheimer Select Managers, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek income and long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with The Prudential Investment Corp. (the Sub-Advisor).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. Shares of the Fund are available for purchase by retirement plans only. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


17  Oppenheimer Select Managers QM Active Balanced Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued

1.  SIGNIFICANT ACCOUNTING POLICIES
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                       PERIOD ENDED MAY 31, 2001(1)
                                                       SHARES                  AMOUNT

--------------------------------------------------------------------------------------
CLASS A
Sold                                                  500,143              $5,001,409
Dividends and/or distributions reinvested                  --                      --
Redeemed                                                   --                      --
                                            ------------------    --------------------
Net increase                                          500,143              $5,001,409
                                            ==================    ====================

--------------------------------------------------------------------------------------
CLASS B
Sold                                                    1,603              $   15,010
Dividends and/or distributions reinvested                  --                      --
Redeemed                                                   --                      --
                                            ------------------    --------------------
Net increase                                            1,603              $   15,010
                                            ==================    ====================

--------------------------------------------------------------------------------------
CLASS C
Sold                                                    1,961              $    19,115
Dividends and/or distributions reinvested                  --                      --
Redeemed                                                   --                      --
                                            ------------------    --------------------
Net increase                                            1,961              $    19,115
                                            ==================    ====================

--------------------------------------------------------------------------------------
CLASS N
Sold                                                      107              $     1,049
Dividends and/or distributions reinvested                  --                      --
Redeemed                                                   --                      --
                                            ------------------    --------------------
Net increase                                              107              $     1,049
                                            ==================    ====================



18  Oppenheimer Select Managers QM Active Balanced Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued

2.   SHARES OF BENEFICIAL INTEREST Continued

                                                       PERIOD ENDED MAY 31, 2001(1)
                                                       SHARES                  AMOUNT
--------------------------------------------------------------------------------------
CLASS Y
Sold                                                       --         $            --
Dividends and/or distributions reinvested                  --                      --
Redeemed                                                   --                      --
                                            ------------------    --------------------
Net increase (decrease)                                    --         $            --
                                            ==================    ====================


1. For the period from February 16, 2001 (inception of offering) to May 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to May 31, 2001, for Class N shares.

3.       PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended May 31, 2001, were $5,196,712 and $393,662, respectively.

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.95% of the first $300 million of average annual net assets of the Fund and 0.90% of average net assets in excess of $300 million. The Fund's management fee for the period ended May 31, 2001 was an annualized rate of 0.95%, before any waiver by the Manager if applicable.

SUB-ADVISOR FEES The Manager has retained The Prudential Investment Corp. as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the period ended May 31, 2001, the Manager paid $3,578 to the Sub-Advisor.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. OFS is paid at an agreed upon per account fee.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
                   AGGREGATE     CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                   FRONT-END     FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                   SALES         CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                   CHARGES ON    RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                   CLASS A       DISTRIBUTOR                                          DISTRIBUTOR(1)
PERIOD ENDED       SHARES
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------
May 31, 2001       $--           $--               $--              $--               $--             $--
------------------ ------------- ----------------- ---------------- ----------------- --------------- ----------------

(1) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.




19  Oppenheimer Select Managers QM Active Balanced Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

------------------- ---------------------- ----------------------- ----------------------- ------------------------
PERIOD ENDED        CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
May 31, 2001        $--                    $--                     $--                     $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended May 31, 2001, payments under the Class A plan totaled $3,290 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.












20  Oppenheimer Select Managers QM Active Balanced Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED MAY 31, 2001,
WERE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------
                                         S
                                                                                    DISTRIBUTOR'AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ----------------------------------------------------
CLASS B PLAN        $23                $--             $--                          --%
------------------- ------------------ --------------- ----------------------------------------------------
CLASS C PLAN         15                 --              --                          --
------------------- ------------------ --------------- ----------------------------------------------------
CLASS N PLAN          2                 --              --                          --
------------------- ------------------ --------------- ----------------------------------------------------


5.  FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.







21 Oppenheimer Select Managers QM Active Balanced Fund OPPENHEIMER SELECT

MANAGERS QM ACTIVE BALANCED FUND
A Series of Oppenheimer Select Managers

OFFICERS AND TRUSTEES              James C. Swain, Trustee and Chairman of the
                                        Board
                                   Bridget A. Macaskill, Trustee and President
                                   William L. Armstrong, Trustee
                                   Robert G. Avis, Trustee
                                   George C. Bowen, Trustee
                                   Edward L. Cameron, Trustee
                                   Jon S. Fossel, Trustee
                                   Sam Freedman, Trustee
                                   C. Howard Kast, Trustee
                                   Robert M. Kirchner, Trustee
                                   F. William Marshall, Jr., Trustee
                                   Andrew J. Donohue, Vice President and
                                        Secretary
                                   Brian W. Wixted, Treasurer
                                   Robert J. Bishop, Assistant Treasurer
                                   Scott T. Farrar, Assistant Treasurer
                                   Robert G. Zack, Assistant Secretary

     INVESTMENT ADVISOR            OppenheimerFunds, Inc.

     SUB-ADVISOR                   The Prudential Investment Corp.

     DISTRIBUTOR                   OppenheimerFunds Distributor, Inc.

     TRANSFER AND                  OppenheimerFunds Services
     SHAREHOLDER SERVICING
     AGENT

     CUSTODIAN OF PORTFOLIO
     SECURITIES                    The Bank of New York

    INDEPENDENT AUDITORS           Deloitte & Touche LLP

    LEGAL COUNSEL                  Myer, Swanson, Adams & Wolf, P.C.

    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

    For more complete information about Oppenheimer Select Managers QM Active Balanced Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at www.oppenheimerfunds.com.

    OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203.





   (C) Copyright 2001 OppenheimerFunds, Inc. All rights reserved.


     22  Oppenheimer Select Managers QM Active Balanced Fund

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[Back Cover]

RS0515.001.0531           July 30, 2001